UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-21386

Dreyfus Manager Funds I
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Janette E. Farragher, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	3/31
Date of reporting period:	6/30/12

FORM N-Q

Item 1.                        Schedule of Investments.

SSL-DOCS2 70180139v2

STATEMENT OF INVESTMENTS
Dreyfus Midcap Core Fund
June 30, 2012 (Unaudited)

Common Stocks--99.4%	Shares	Value ($)
Automobiles & Components--.5%
WABCO Holdings	8,500a	449,905
Banks--6.5%
Comerica	43,400	1,332,814
Huntington Bancshares	383,400	2,453,760
KeyCorp	306,500	2,372,310
Webster Financial	7,900	171,114
		6,329,998
Capital Goods--7.1%
Aecom Technology	25,600a	421,120
AGCO	36,700a	1,678,291
Chicago Bridge & Iron	3,600	136,656
Gardner Denver	15,400	814,814
Lincoln Electric Holdings	51,400	2,250,806
Toro	16,400	1,201,956
URS	13,700	477,856
		6,981,499
Commercial & Professional Services--2.0%
Deluxe	70,600	1,760,764
Herman Miller	12,200	225,944
		1,986,708
Consumer Services--4.3%
Bob Evans Farms	8,500	341,700
H&R Block	140,200	2,240,396
International Speedway, Cl. A	28,200	738,276
Penn National Gaming	19,100a	851,669
		4,172,041
Diversified Financials--2.1%
Discover Financial Services	57,200	1,977,976
NASDAQ OMX Group	4,800	108,816
		2,086,792
Energy--6.7%
Helix Energy Solutions Group	135,205a	2,218,714
HollyFrontier	77,200	2,735,196
Kosmos Energy	41,700a	460,785
Plains Exploration & Production	32,000a	1,125,760
		6,540,455
Food, Beverage & Tobacco--6.5%
Constellation Brands, Cl. A	103,000a	2,787,180

Smithfield Foods	83,900a	1,814,757
Universal	38,000b	1,760,540
		6,362,477
Health Care Equipment & Services--7.2%
Cooper	6,200	494,512
Hill-Rom Holdings	14,100	434,985
Humana	1,900	147,136
ResMed	84,900a	2,648,880
Thoratec	53,400a	1,793,172
Universal Health Services, Cl. B	36,600	1,579,656
		7,098,341
Insurance--2.8%
Assurant	1,300	45,292
Reinsurance Group of America	51,100	2,719,031
		2,764,323
Materials--4.3%
Domtar	27,600	2,117,196
Minerals Technologies	32,500	2,072,850
		4,190,046
Media--3.9%
Scholastic	53,400	1,503,744
Valassis Communications	108,100a,b	2,351,175
		3,854,919
Pharmaceuticals, Biotechnology & Life Sciences--6.4%
Agilent Technologies	12,800	502,272
Charles River Laboratories
International	22,800a	746,928
Mettler-Toledo International	11,500a	1,792,275
United Therapeutics	22,600a	1,115,988
Warner Chilcott, Cl. A	116,853a	2,094,006
		6,251,469
Real Estate--7.2%
Apartment Investment & Management,
Cl. A	15,500c	418,965
BRE Properties	1,200	60,024
Commonwealth REIT	25,100c	479,912
Federal Realty Investment Trust	4,600c	478,814
Hospitality Properties Trust	10,000	247,700
Kimco Realty	3,100	58,993
Mack-Cali Realty	80,800c	2,348,856
Rayonier	65,350c	2,934,215
		7,027,479
Retailing--7.4%
Aaron's	51,400	1,455,134
Dillard's, Cl. A	34,400	2,190,592

GameStop, Cl. A	93,800	[b]	1,722,168
O'Reilly Automotive	22,700	[a]	1,901,579
			7,269,473
Semiconductors & Semiconductor Equipment--2.0%
LSI	76,800	[a]	489,216
Silicon Laboratories	37,500	[a]	1,421,250
			1,910,466
Software & Services--6.7%
Acxiom	35,500	[a]	536,405
Broadridge Financial Solutions	92,900		1,975,983
CA	37,300		1,010,457
Cadence Design Systems	87,600	[a]	962,724
Fair Isaac	34,800		1,471,344
VistaPrint	20,100	[a,b]	649,230
			6,606,143
Technology Hardware & Equipment--6.8%
Brocade Communications Systems	16,400	[a]	80,852
Lexmark International, Cl. A	75,000		1,993,500
Plantronics	69,900		2,334,660
Tech Data	46,300	[a]	2,230,271
			6,639,283
Transportation--4.2%
Alaska Air Group	70,200	[a]	2,520,180
Landstar System	30,300		1,567,116
			4,087,296
Utilities--4.8%
Aqua America	51,100		1,275,456
Cleco	58,500		2,447,055
Great Plains Energy	43,900		939,899
			4,662,410
Total Common Stocks
(cost $92,150,648)			97,271,523

Other Investment--.8%
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $796,801)	796,801	[d]	796,801
Investment of Cash Collateral for
Securities Loaned--5.0%
Registered Investment Company;
Dreyfus Institutional Cash
Advantage Fund
(cost $4,858,737)	4,858,737	[d]	4,858,737
Total Investments (cost $97,806,186)	105.2%		102,927,061

Liabilities, Less Cash and Receivables	(5.2%)	(5,037,256)
Net Assets	100.0%	97,889,805

REIT- Real Estate Investment Trust
a	Non-income producing security.
b	Security, or portion thereof, on loan. At June 30, 2012, the value of the fund's securities on loan was $4,915,846 and the value of the collateral held by the fund was $4,858,737.
c	Investment in real estate investment trust.
d	Investment in affiliated money market mutual fund.

At June 30, 2012, net unrealized appreciation on investments was $5,120,875 of which $9,426,848 related to appreciated investment securities and $4,305,973 related to depreciated investment securities. At June 30, 2012, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Portfolio Summary (Unaudited) †	Value (%)
Retailing	7.4
Real Estate	7.2
Health Care Equipment & Services	7.2
Capital Goods	7.1
Technology Hardware & Equipment	6.8
Software & Services	6.7
Energy	6.7
Banks	6.5
Food, Beverage & Tobacco	6.5
Pharmaceuticals, Biotechnology & Life Sciences	6.4
Money Market Investments	5.8
Utilities	4.8
Consumer Services	4.3
Materials	4.3
Transportation	4.2
Media	3.9
Insurance	2.8
Diversified Financials	2.1
Commercial & Professional Services	2.0
Semiconductors & Semiconductor Equipment	2.0
Automobiles & Components	.5
105.2
† Based on net assets.

The following is a summary of the inputs used as of June 30, 2012 in valuing the fund's investments:

			Level 3 -
		Level 2 - Other	Significant
	Level 1 - Unadjusted	Significant	Unobservable
Assets ($)	Quoted Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Equity Securities - Domestic+	96,622,293	-	-	96,622,293
Equity Securities - Foreign+	649,230	-	-	649,230
Mutual Funds	5,655,538	-	-	5,655,538
+ See Statement of Investments for additional detailed categorizations.

For the period ended June 30, 2012, there were no transfers of exchange traded equity securities or mutual funds between Level of the fair value hierarchy.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below: Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows: Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All preceding securities are categorized as Level 1 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Trustees. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized as Level 2 or 3 depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. At June 30, 2012, the value of the collateral was 98.8% of the securitieson loan. The fund received additional collateral subsequent to period end which resulted in the market value of the collateral to be at least 100% of the market value of the securities on loan.

Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager, U.S. Government and Agency securities or letters of credit. The fund is entitled to receive all income on securities loaned, in addition to income earned as a result of the lending transaction. Although each security loaned is fully collateralized, the fund bears the risk of delay in recovery of, or loss of rights in, the securities loaned should a borrower fail to return the securities in a timely manner.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2.                        Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.                        Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Manager Funds I

By: /s/Bradley J. Skapyak
Bradley J. Skapyak President
Date:	August 20, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/Bradley J. Skapyak
Bradley J. Skapyak President
Date:	August 20, 2012

By: /s/James Windels
James Windels Treasurer
Date:	August 20, 2012

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)